Financial instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
Gain (loss)	$ 56,250,000		$ 34,407,000
Amount of receivables sold	$ 120,470,000	$ 92,805,000	$ 214,428,000	$ 159,551,000
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Quoted market yields	1.60%	1.60%	0.80%	0.80%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Quoted market yields	2.30%	2.30%	2.30%	2.30%
Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss)	$ (4,014,000)		$ (1,016,000)
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Proportion of outstanding debt that carries fixed rate	80.00%	80.00%	80.00%	80.00%
Interest rate risk [member] | Interest rate swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Fair value of Cameco's interest rate swap assets	$ (150,000)		$ 6,547,000
Interest rate risk [member] | Interest rate swap contracts [member] | Series D senior unsecured debenture [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount of Series D senior unsecured debentures	$ 300,000,000
Interest rate risk [member] | Interest rate swap contracts [member] | Series D senior unsecured debenture [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate basis	the three-month Canada Dealer Offered Rate	the three-month Canada Dealer Offered Rate
Margin rate	3.70%
Interest rate risk [member] | Interest rate swap contracts [member] | Series D senior unsecured debenture [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate	5.67%
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase (decrease) in commodity price	(30.00%)	(30.00%)
Gain (loss)	$ (7,516,000)	$ (5,770,000)